Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
Entity Central Index Key	0000909427
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Oct. 01, 2025